Exposures - Net exposures European countries, excluding Sweden by exposure classes (Details) - Credit risk - SEK (kr) kr in Billions	Sep. 30, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Net exposure	kr 335.4	kr 327.2
France
Disclosure of credit risk exposure [line items]
Net exposure	11.1	10.3
United Kingdom
Disclosure of credit risk exposure [line items]
Net exposure	7.2	7.7
Norway
Disclosure of credit risk exposure [line items]
Net exposure	5.6	6.2
Finland
Disclosure of credit risk exposure [line items]
Net exposure	5.4	7.1
Denmark
Disclosure of credit risk exposure [line items]
Net exposure	5.4	4.8
Germany
Disclosure of credit risk exposure [line items]
Net exposure	4.5	4.7
The Netherlands
Disclosure of credit risk exposure [line items]
Net exposure	3.5	2.6
Poland
Disclosure of credit risk exposure [line items]
Net exposure	3.2	3.1
Belgium
Disclosure of credit risk exposure [line items]
Net exposure	2.3	0.9
Spain
Disclosure of credit risk exposure [line items]
Net exposure	1.6	2.6
Luxembourg
Disclosure of credit risk exposure [line items]
Net exposure	1.0	0.4
Switzerland
Disclosure of credit risk exposure [line items]
Net exposure	1.0	0.5
Italy
Disclosure of credit risk exposure [line items]
Net exposure	0.5	0.1
Ireland
Disclosure of credit risk exposure [line items]
Net exposure	0.4	0.4
Latvia
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.2
Iceland
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.2
Estonia
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.1
Russia
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.1
Hungary
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.0
Austria
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.1
European countries excl. Sweden
Disclosure of credit risk exposure [line items]
Net exposure	kr 53.2	kr 52.1